Current and deferred income taxes - Significant components of Company's deferred tax assets (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Non-capital losses carried forward	$ 323,910	$ 148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182
Deferred tax assets gross	339,405	161,808
Valuation allowance	(339,405)	(161,808)
Net deferred tax assets